Significant Differences Between Generally Accepted Accounting Policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP) (Details) - Summary of the Impact of the Conversion to US GAAP on the Company's Net Income , Shareholders Funds & Statement of Cashflows
		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Net Income :
Profit/Loss for the financial year as reported under UK GAAP		£ (10,046,718)	£ 4,560,946	£ 1,947,874	£ (3,377,191)	£ (3,733,094)
Deferred tax (expense)/benefit		975,457	1,400,166	1,337,635	1,376,365	321,522
Shareholders Funds :
Balance		56,291,693	60,791,518	60,791,518
Balance		48,386,304		56,291,693	60,791,518
Non-controlling interests		5,104		13,476	1,595,877
Total equity attributable to shareholders' of the parent company under US GAAP		48,391,408	54,392,470	56,305,169	62,387,395	63,643,169	£ 49,117,212
Operating activities
Net cash from operating activities per UK GAAP		1,085,801	6,055,053	14,451,786	3,330,423	2,460,296
Net cash from operating activities per US GAAP		1,085,801	6,055,053	14,451,786	3,330,423	2,460,296
Investing activities
Net cash used in investing activities per UK GAAP		706,684	(5,019,607)	(9,746,698)	(2,502,279)	(14,039,229)
Net cash used in investing activities per US GAAP		706,684	(5,019,607)	(9,746,698)	(2,502,279)	(14,039,229)
Financing activities
Net cash from financing activities per UK GAAP		(3,294,527)	456,865	(38,748)	422,543	5,588,869
Net cash from financing activities per US GAAP		(3,294,527)	456,865	(38,748)	422,543	5,588,869
In Accordance with United Kingdom GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member]
Net Income :
Profit/Loss for the financial year as reported under UK GAAP		(10,046,718)	4,560,946	1,947,874	(3,377,191)	(3,733,094)
Shareholders Funds :
Balance		48,391,408	56,305,169	56,305,169	62,387,395
Balance				48,391,408	56,305,169	62,387,395
Operating activities
Net cash from operating activities per UK GAAP		1,085,801	6,055,053	14,451,786	3,330,423	2,460,296
Net cash from operating activities per US GAAP		1,085,801	6,055,053	14,451,786	3,330,423	2,460,296
Investing activities
Net cash used in investing activities per UK GAAP		706,684	(5,019,607)	(9,746,698)	(2,502,279)	(14,039,229)
Net cash used in investing activities per US GAAP		706,684	(5,019,607)	(9,746,698)	(2,502,279)	(14,039,229)
Financing activities
Net cash from financing activities per UK GAAP		(3,294,527)	456,865	(38,748)	422,543	5,588,869
Net cash from financing activities per US GAAP		(3,294,527)	456,865	(38,748)	422,543	5,588,869
The Effect of Conversion to US GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member]
Net Income :
Profit/Loss for the financial year as reported under UK GAAP				2,502,661	(2,595,701)	14,443,198
Reversal of amortisation of goodwill		2,617,635	2,553,677	3,429,870	3,488,827	2,836,126
Amortisation of separately recognised intangible assets arising on business combinations		(60,971)	(61,429)	(81,761)	(82,850)	(461,807)
Additional Amortisation of Intangible Asset Grossed up for Deferred Tax		(467,593)	0
Reclassification of asset acquisition as business combination		956,172	956,172	1,274,896	1,274,896	1,274,896
Expense acquisition costs previously capitalised				0	0	(380,290)
Fair value adjustments on step acquisitions				0	0	10,021,062
Reversal of equity method investment amortisation		535,338	532,435	710,194	715,400	690,987
Amortisation of additional intangible assets within equity method investment		(328,911)	(374,592)	(485,647)	(660,093)	(824,297)
Release of deferred tax on equity method amortisation above		62,236	71,023	91,967	125,104	156,393
Additional impairment of investment in joint venture				0	0	(254,152)
Recognition of excess losses against loans provided to certain equity method investees		(219,128)	(262,107)	(126,797)	(183,224)	(603,290)
Revenue recognition adjustments		(1,076,087)	(90,827)	(609,183)	161,990	(516,381)
Fair value adjustment to deferred consideration				0	(63,001)	(111,242)
Impact of GAAP differences on results of equity method investments		(221,635)		221,635	(4,497,520)	4,457,782
Deferred tax (expense)/benefit		648,771	(3,965,949)	(3,870,387)	501,961	1,890,505
Net income under US GAAP		(7,600,891)	3,919,349
Net income attributable to non-controlling interest under US GAAP		8,652	(540,135)	(590,120)	(1,246,901)	(948,405)
Net income (loss)		(7,592,239)	3,379,214	1,912,541	(3,842,602)	13,494,793
Shareholders Funds :
Balance		95,210,205	100,820,339	100,820,339
Reversal of amortisation of goodwill		2,617,635	2,553,677	3,429,870	3,488,827	2,836,126
Amortisation of separately recognised intangible assets arising on business combinations		(60,971)	(61,429)	(81,761)	(82,850)	(461,807)
Reclassification of asset acquisition as business combination		956,172	956,172	1,274,896	1,274,896	1,274,896
Additional Amortisation of Intangible Asset Grossed up for Deferred Tax		(467,593)	0
Fair value adjustments on step acquisitions				0	0	10,021,062
Revenue recognition adjustments		(1,076,087)	(90,827)	(609,183)	161,990	(516,381)
Reversal of equity method investment amortisation		535,338	532,435	710,194	715,400	690,987
Accumulated amortisation of additional intangible assets within equity method investments		(328,911)	(374,592)	(485,647)	(660,093)	(824,297)
Release of deferred tax on equity method amortisation above		62,236	71,023	91,967	125,104	156,393
Additional impairment of investment in joint venture				0	0	(254,152)
Recognition of excess losses against loans provided to certain equity method investees		(219,128)	(262,107)	(126,797)	(183,224)	(603,290)
Impact of GAAP differences on results of equity method investments		(221,635)		221,635	(4,497,520)	4,457,782
Balance		91,134,922		95,210,205	100,820,339
Non-controlling interests		(5,103)		(13,475)	(11,254,993)
Total equity attributable to shareholders' of the parent company under US GAAP		91,129,819		95,196,730	89,565,346
Operating activities
Net cash from operating activities per UK GAAP		(1,988,462)	5,619,061	13,582,227	2,760,833	1,731,229
Net cash from operating activities per US GAAP		(1,988,462)	5,619,061	13,582,227	2,760,833	1,731,229
Investing activities
Net cash used in investing activities per UK GAAP		629,209	(3,464,466)	(3,463,762)	(2,561,681)	(14,049,435)
Net cash used in investing activities per US GAAP		629,209	(3,464,466)	(3,463,762)	(2,561,681)	(14,049,435)
Financing activities
Net cash from financing activities per UK GAAP		(142,789)	(662,284)	(5,452,125)	1,051,535	6,328,142
Net cash from financing activities per US GAAP		(142,789)	(662,284)	(5,452,125)	1,051,535	6,328,142
The Effect of Conversion to US GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member] | Reclassification, Other [Member]
Operating activities
Reclassification of interest received from investing activities		93,090	40,966	43,210	59,402	10,206
Reclassification of interest paid from financing activities		(3,167,353)	(476,958)	(912,769)	(628,992)	(739,273)
Investing activities
Reclassification of interest received to operating activities		(93,090)	(40,966)	(43,210)	(59,402)	(10,206)
Reclassification of transaction between equity holders		15,615	1,596,107	6,326,146
Financing activities
Reclassification of interest paid to operating activities		3,167,353	476,958	912,769	628,992	739,273
Reclassification of transaction between equity holders		(15,615)	(1,596,107)	(6,326,146)
The Effect of Conversion to US GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Net Income :
Reversal of amortisation of goodwill		21,692,608		19,074,973	15,645,102
Amortisation of separately recognised intangible assets arising on business combinations		(687,389)		(626,418)	(544,657)
Additional Amortisation of Intangible Asset Grossed up for Deferred Tax		(467,593)
Reclassification of asset acquisition as business combination		4,780,860		3,824,688	2,549,792
Fair value adjustments on step acquisitions		11,471,931		11,471,931	11,471,931
Reversal of equity method investment amortisation		4,564,243		4,028,905	3,318,711
Amortisation of additional intangible assets within equity method investment		(5,684,351)		(5,355,440)	(4,869,793)
Release of deferred tax on equity method amortisation above		1,078,926		1,016,690	924,724
Additional impairment of investment in joint venture		(254,152)		(254,152)	(254,152)
Recognition of excess losses against loans provided to certain equity method investees		(1,876,103)		(1,611,431)	(1,519,133)
Revenue recognition adjustments		(2,039,661)		(963,574)	(354,391)
Impact of GAAP differences on results of equity method investments			0	221,635
Deferred tax (expense)/benefit		648,771	(3,965,949)	(3,870,387)	501,961	£ 1,890,505
Shareholders Funds :
Reversal of amortisation of goodwill		21,692,608		19,074,973	15,645,102
Impact on goodwill of additional deferred tax liabilities recognised on acquisition		5,284,823		5,284,823	5,284,823
Impact on intangible assets of additional deferred tax liabilities recognised on asset acquisition		12,827,094		0
Amortisation of separately recognised intangible assets arising on business combinations		(687,389)		(626,418)	(544,657)
Reclassification of asset acquisition as business combination		4,780,860		3,824,688	2,549,792
Additional Amortisation of Intangible Asset Grossed up for Deferred Tax		(467,593)
Fair value adjustments on step acquisitions		11,471,931		11,471,931	11,471,931
Acquisition costs and fair value adjustments to deferred consideration previously capitalised		(1,695,685)		(1,695,685)	(1,695,685)
Fair value adjustments on non-controlling interests		10,933,918		10,933,918	10,933,918
Revenue recognition adjustments		(2,039,661)		(963,574)	(354,391)
Reversal of equity method investment amortisation		4,564,243		4,028,905	3,318,711
Accumulated amortisation of additional intangible assets within equity method investments		(5,684,351)		(5,355,440)	(4,869,793)
Release of deferred tax on equity method amortisation above		1,078,926		1,016,690	924,724
Additional impairment of investment in joint venture		(254,152)		(254,152)	(254,152)
Recognition of excess losses against loans provided to certain equity method investees		(1,876,103)		(1,611,431)	(1,519,133)
Impact of GAAP differences on results of equity method investments			£ 0	221,635
Deferred taxes		(18,947,266)		(6,768,943)	(2,900,089)
Cumulative translation adjustments on all of the above		£ 1,761,311		£ 323,116	£ 441,843